Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Income Statement [Abstract]
Professional fees and other expenses	$ 8,587	$ 643,303
Loss from operations	(8,587)	(643,303)
Interest income	93	5,937
Net loss attributable to ordinary shares	$ (8,494)	$ (637,366)
Net loss per ordinary share:
Basic and diluted	$ 0.00	$ (0.02)
Weighted average ordinary shares outstanding:
Basic and diluted	16,321,839	28,378,245